Share Purchase Warrants (Details)	3 Months Ended
Jan. 31, 2024 shares
warrant [Member]
Share Purchase Warrants [Line Items]
Warrants converted into share	717,773
September 2023 Warrant [Member]
Share Purchase Warrants [Line Items]
Warrants converted into share	837,219